OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS	Other assets consisted of the following:
	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Long-term deferred expenses	3,800	4,292
Total	3,800	4,292